Risk Management - Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	CAD 277,596	CAD 266,166
US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	207,209	203,809
Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	70,387	62,357
Gross insurance contract liabilities [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	307,955	301,118
Gross insurance contract liabilities [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	237,434	238,796
Gross insurance contract liabilities [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	70,521	62,322
Reinsurance assets [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(30,359)	(34,952)
Reinsurance assets [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(30,225)	(34,987)
Reinsurance assets [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	CAD (134)	CAD 35